Investment Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 Securities	Jun. 30, 2011	Dec. 31, 2011 Securities	Dec. 31, 2010 Securities	Dec. 31, 2009
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Pledged securities	$ 473,820		$ 543,705	$ 197,323
Realized Investment Gains (Losses)
Available-for-sale Securities, Gross Realized Gains	0	2,739	15,892	25,296	7,443
Available-for-sale Securities, Gross Realized Losses	0	0	0	3,321	0
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses	72		71	39
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months			42
Percentage Securities in Amortized Cost Unrealized Loss Less Than Twelve Months with Credit Ratings of A or Better			84.00%	97.00%
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	45		29	8
Percentage Securities in Amortized Cost Unrealized Loss More Than Twelve Months with Credit Ratings of A or Better	65.00%		68.00%
Credit-related other than temporary impairment losses		685	685	1,777
Pledged securities	473,820		543,705	197,323
OTTI Loss on AFS security, impairment related to credit loss				39
OTTI loss on AFS security, Impairment relate to all other factors				327
OTTI Losses, Investments, AFS securities			$ 0
Residential collateralized mortgage backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months	27		42	31
Percentage Securities in Amortized Cost Unrealized Loss Less Than Twelve Months with Credit Ratings of A or Better	95.00%		84.00%
Asset-backed securities (ABS)
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	3		3	3
Corporate securities
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	1		1	2
Residential CMO securities - nonagency
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	41		25	3
Percentage Securities in Amortized Cost Unrealized Loss More Than Twelve Months with Credit Ratings of A or Better			68.00%